Summary Prospectus dated May 1, 2017

Eaton Vance Dividend Builder Fund

Class /Ticker     A / EVTMX     C / ECTMX     I / EIUTX

This Summary Prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2017, as may be amended or supplemented, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, Statement of Additional Information, and other information about the Fund, go to http://www.eatonvance.com/funddocuments, email a request to contact@eatonvance.com, call 1-800-262-1122, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund. Unless otherwise noted, page number references refer to the current Prospectus for this Fund.

Investment Objective

The Fund’s investment objective is to seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund's Prospectus.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 45 of the Fund's Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I
Management Fees	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	1.04%	1.79%	0.79%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and Dividend Builder Portfolio (the “Portfolio”), the Fund’s master Portfolio.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$675	$887	$1,116	$1,773	$675	$887	$1,116	$1,773
Class C shares	$282	$563	$970	$2,105	$182	$563	$970	$2,105
Class I shares	$81	$252	$439	$978	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock (the “80% Policy”).  The Fund may invest in companies with a broad range of market capitalizations, including smaller companies.  The Fund may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to 10% of its net assets) securities rated BBB by Standard & Poor’s Ratings Services (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below and unrated securities determined by the investment adviser to be of comparable quality. For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund may also invest in non-income producing securities.  The Fund may invest up to 35% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to equitize cash positions or seek exposure to certain markets or market sectors.  The Fund may also invest in publicly traded real estate investment trusts (“REITs”) and may lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally when seeking to hedge against fluctuations in currency exchange rates through the use of forward foreign currency exchange contracts or to generate income by writing covered call options or put options.  The Fund may also enter into a combination of option transactions on individual securities.  Permitted derivatives include:  the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements.  There is no stated limit on the Fund’s use of derivatives.  The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).

The portfolio manager seeks to purchase securities that he believes are reasonably priced in relation to their fundamental value and that may produce attractive levels of dividend income and offer the potential for dividend growth, while growing in value over time. The portfolio manager may also seek to purchase companies that he believes have the potential to initiate or reinstate a dividend in the foreseeable future. The portfolio of securities is selected primarily on the basis of fundamental research.  The portfolio manager utilizes the information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting securities, the portfolio manager seeks companies with solid dividend prospects, a strong cash flow profile, a durable balance sheet and secular growth potential.  In addition, the portfolio manager employs a portfolio construction process that seeks to manage investment risk.  This process includes the use of portfolio optimization tools (quantitative tools that help track the portfolio’s fundamental characteristics such as its volatility, valuation and growth rate) and risk management techniques to assist in portfolio construction and monitoring and maintaining issuer and industry diversification among the Fund’s holdings.  The portfolio manager may sell a security when he believes it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

The Fund currently invests its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk.  Fund performance is sensitive to stock market volatility.  Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline.  Although stock prices can rebound, there is no assurance that values will return to previous levels.

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common stocks and convertible securities and fixed-income securities held by the Fund.  Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.  Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve higher risk than developed market securities.  Trading in foreign markets often involves higher expense than trading in the United States. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

Eaton Vance Dividend Builder Fund

Summary Prospectus dated May 1, 2017

Fixed-Income and Convertible Security Risk. If the Fund invests in fixed-income securities or convertible securities, Fund performance may be sensitive to increases in prevailing and expected interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Fixed-income securities and convertible securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments. Fixed-income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the markets expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve's recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, among other factors, markets could experience continued high volatility.

Real Estate Risks.  Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  REITs are subject to the special risks associated with investing in the real estate industry.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage, which represents a non-cash exposure to the underlying asset, index, rate or instrument.  Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.   A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral if the borrower fails financially.

Risks Associated with Active Management.  The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions. The portfolio manager also uses quantitative portfolio optimization and risk management techniques in making investment decisions for the Fund. There can be no assurance that these techniques will achieve the desired results.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Eaton Vance Dividend Builder Fund

Summary Prospectus dated May 1, 2017

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com. For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 14.52% for the quarter ended September 30, 2009, and the lowest quarterly return was -20.45% for the quarter ended September 30, 2008.  For the 30 days ended December 31, 2016, the SEC yield for Class A was 1.64%, for Class C was 0.99% and for Class I was 1.99%.  For current yield information call 1-800-262-1122.

Average Annual Total Return as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	2.93%	10.97%	4.86%
Class A Return After Taxes on Distributions	1.53%	9.63%	3.81%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	2.76%	8.61%	3.80%
Class C Return Before Taxes	7.51%	11.48%	4.71%
Class I Return Before Taxes	9.49%	12.59%	5.75%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	11.96%	14.64%	6.94%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Dividend Builder Fund

Summary Prospectus dated May 1, 2017

Management

Investment Adviser.  Boston Management and Research (“BMR”).

Portfolio Manager.  The Portfolio is managed by Charles B. Gaffney, Vice President of BMR, who has managed the Portfolio since August 2007.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122.  The minimum initial purchase or exchange into the Fund is $1,000 for each Class (with the exception of Class I) and $250,000 for Class I (waived in certain circumstances).  There is no minimum for subsequent investments.

Tax Information

If your shares are held in a taxable account, the Fund’s distributions will be taxed to you as ordinary income and/or capital gains, unless you are exempt from taxation.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4462 5.1.17	© 2017 Eaton Vance Management

Eaton Vance Dividend Builder Fund

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Summary Prospectus dated May 1, 2017